                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4075

                     RIVERSOURCE INTERNATIONAL SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
           (Address of principal executive offices)                   (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 10/31

Date of reporting period: 07/31

                            PORTFOLIO OF INVESTMENTS


                                       FOR


                RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND


                                AT JULY 31, 2008





JULY 31, 2008 (UNAUDITED)


(Percentages represent value of investments compared to net assets)





INVESTMENTS IN SECURITIES





COMMON STOCKS (98.8%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (7.4%)
BHP Billiton                                           394,701            $14,727,021
BlueScope Steel                                        135,318              1,469,980
CFS Retail Property Trust                              538,379              1,027,656
Commonwealth Bank of Australia                          74,878              2,776,330
CSL                                                    146,666              4,741,725
Dexus Property Group                                 1,121,961              1,464,570
Fortescue Metals Group                                 115,280(b)             927,211
Harvey Norman Holdings                                 165,518                502,128
Leighton Holdings                                       18,165                717,265
Macquarie Airports                                     334,144                882,714
Macquarie Infrastructure Group                         370,237                889,658
Macquarie Office Trust                                 943,796                800,365
Newcrest Mining                                         62,401              1,726,161
OneSteel                                               183,820              1,164,948
Origin Energy                                           47,679                708,119
Qantas Airways                                         271,919                844,621
Rio Tinto                                               32,304              3,780,999
Santos                                                  54,437                922,733
Stockland                                              364,065              1,571,453
Telstra                                                475,778              2,008,231
Westfield Group                                        192,850              2,910,186
Westpac Banking                                        110,529              2,218,742
Woodside Petroleum                                      84,260              4,229,760
Woolworths                                              69,479              1,638,327
WorleyParsons                                           18,244                543,940
                                                                      ---------------
Total                                                                      55,194,843
-------------------------------------------------------------------------------------


AUSTRIA (0.4%)
OMV                                                     28,720              1,977,481
Verbund Series A                                        16,439              1,304,814
                                                                      ---------------
Total                                                                       3,282,295
-------------------------------------------------------------------------------------


BELGIUM (1.3%)
Belgacom                                                45,745              1,799,034
Dexia                                                  119,174              1,614,626
Fortis                                                 239,512              3,363,781
KBC Groep                                               21,470              2,178,477
Umicore                                                 13,444                603,216
                                                                      ---------------
Total                                                                       9,559,134
-------------------------------------------------------------------------------------


BERMUDA (0.1%)
SeaDrill                                                24,100                719,935
-------------------------------------------------------------------------------------


DENMARK (1.9%)
AP Moller -- Maersk Series B                               169              1,965,086
Danske Bank                                             34,100                963,715
FLSmidth & Co                                            4,550                437,431
Novo Nordisk Series B                                   73,050              4,632,268
Novozymes Series B                                       4,275                401,644
Vestas Wind Systems                                     45,150(b)           5,888,937
                                                                      ---------------
Total                                                                      14,289,081
-------------------------------------------------------------------------------------


FINLAND (3.0%)
Fortum                                                 108,133              4,766,239
Neste Oil                                               15,598                376,465
Nokia                                                  485,574             13,251,226
Nokian Renkaat                                           7,968                343,053
Outokumpu                                               32,029                745,708
Stora Enso Series R                                    224,255              2,024,856
UPM-Kymmene                                             48,265                763,115
                                                                      ---------------
Total                                                                      22,270,662
-------------------------------------------------------------------------------------


FRANCE (8.3%)
Air France-KLM                                          43,656              1,084,706
Air Liquide                                             19,411              2,539,337
ALSTOM                                                  48,902              5,473,451
AXA                                                     31,606                928,858
BNP Paribas                                            166,979             16,459,586
Casino Guichard Perrachon                                9,376                935,357
CNP Assurances                                          10,635              1,185,918
Credit Agricole                                        289,021              6,153,479
France Telecom                                         135,159              4,273,195
GDF Suez                                                95,706              5,989,022
Michelin Series B                                       23,165              1,527,103
Natexis Banques Populaires                             101,811                823,131
Peugeot                                                 61,716              3,013,069
Renault                                                 48,134              3,995,303
SCOR                                                    37,531                889,786
Societe Generale                                        62,759              5,807,102
SUEZ                                                         5                    299
Vallourec                                                3,233                962,561
                                                                      ---------------
Total                                                                      62,041,263
-------------------------------------------------------------------------------------


GERMANY (10.6%)
BASF                                                   157,050             10,003,465
BMW                                                    113,728              4,942,319
Daimler                                                 83,712              4,842,140
Deutsche Bank                                           56,453              5,207,149
Deutsche Boerse                                         18,236              2,063,746
Deutsche Telekom                                       802,261             13,886,329
E.ON                                                    88,196             16,848,488
Henkel & Co                                             14,069                560,783
Linde                                                   19,563              2,717,586
MAN                                                      3,887                389,743
Merck                                                    7,749                935,809
Porsche Automobil Holding                                4,532                678,481
RWE                                                     40,397              4,716,673
Salzgitter                                               2,570                416,750
SolarWorld                                              10,828                506,321
TUI                                                     15,902                365,137
Volkswagen                                              50,759             10,210,918
                                                                      ---------------
Total                                                                      79,291,837
-------------------------------------------------------------------------------------


GREECE (0.2%)
Coca-Cola Hellenic Bottling                             34,922                856,023
Hellenic Petroleum                                      28,111                368,574
Public Power                                            15,008                463,798
                                                                      ---------------
Total                                                                       1,688,395
-------------------------------------------------------------------------------------


HONG KONG (2.4%)
Cheung Kong Holdings                                   180,000              2,518,405
CLP Holdings                                           287,000              2,348,717
Esprit Holdings                                         35,500                377,756
Hang Lung Properties                                   183,000                574,836
Hang Seng Bank                                          61,300              1,199,746
Henderson Land Development                             112,000                693,304
Hong Kong & China Gas                                  609,900              1,342,292
Hong Kong Exchanges and Clearing                        31,000                456,490
Hongkong Electric Holdings                             379,000              2,197,177
Kerry Properties                                        70,000                369,707
MTR                                                    281,689                914,262
New World Development                                  195,000                363,551
Orient Overseas Intl                                    80,000                347,586
Sun Hung Kai Properties                                172,000              2,551,032
Swire Pacific Series A                                  80,000                854,523
Wharf Holdings                                         162,000                716,051
                                                                      ---------------
Total                                                                      17,825,435
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


IRELAND (0.8%)
Allied Irish Banks                                     123,403             $1,527,017
Bank of Ireland                                        258,381              2,169,545
CRH                                                     18,415                487,463
Elan                                                    73,127(b)           1,489,578
Irish Life & Permanent                                  58,292                467,374
                                                                      ---------------
Total                                                                       6,140,977
-------------------------------------------------------------------------------------


ITALY (4.8%)
Banco Popolare                                         129,970              2,334,814
Eni                                                    616,340             20,796,194
Intesa Sanpaolo                                        383,398              2,112,822
Telecom Italia                                       3,124,904              4,549,986
Terna -- Rete Elettrica Nationale                      193,772                804,100
UniCredit                                              506,638              3,018,161
Unione di Banche Italiane                               72,118              1,710,745
Unipol Gruppo Finanziario                              204,048                409,289
                                                                      ---------------
Total                                                                      35,736,111
-------------------------------------------------------------------------------------


JAPAN (10.5%)
Aisin Seiki                                             30,500                796,476
Alps Electric                                           63,000                647,859
Bridgestone                                             73,100              1,192,904
Chuo Mitsui Trust Holdings                             144,400                898,805
Dai Nippon Printing                                    150,000              2,064,277
Daikin Inds                                             24,600              1,050,522
Fuji Heavy Inds                                        215,000              1,154,613
FUJIFILM Holdings                                       46,700              1,467,997
Hitachi                                                926,000              6,675,523
Honda Motor                                            548,400             17,507,548
Japan Steel Works                                       51,000                914,801
Komatsu                                                 72,400              1,798,082
Kurita Water Inds                                       12,300                390,887
Matsushita Electric Industrial                          48,000              1,012,078
Meiji Dairies                                          104,000                534,081
Mitsubishi                                             128,700              3,750,482
Mitsubishi Materials                                    93,000                364,596
Mitsui & Co                                            117,000              2,400,509
Mitsui Chemicals                                       166,000                799,278
Mitsui Mining & Smelting                               250,000                761,676
Mitsui OSK Lines                                       199,000              2,577,218
Mitsumi Electric                                        24,900                484,578
Mizuho Financial Group                                     494              2,365,484
NEC                                                    220,000              1,204,665
NGK Insulators                                          19,000                276,444
Nikon                                                   28,000                813,555
Nintendo                                                12,300              5,968,063
Nippon Express                                         189,900                865,368
Nippon Mining Holdings                                 177,000              1,066,432
Nippon Oil                                             139,000                880,103
Nippon Paper Group                                         243                684,035
Nippon Yusen Kabushiki Kaisha                          193,000              1,649,256
Nissan Motor                                           424,500              3,268,070
Promise                                                 16,650                424,075
Resona Holdings                                          1,295              1,862,594
Sega Sammy Holdings                                     49,500                461,331
Seiko Epson                                             31,600                852,748
Shinsei Bank                                           505,000              1,749,131
Sojitz                                                 230,400                705,430
SUMCO                                                   38,300                869,229
Takefuji                                                29,420                402,611
TERUMO                                                  15,100                779,824
Toyo Seikan Kaisha                                      43,400                784,152
Yamaha Motor                                            55,400                934,083
                                                                      ---------------
Total                                                                      78,111,473
-------------------------------------------------------------------------------------


LUXEMBOURG (1.7%)
ArcelorMittal                                          145,196             12,841,539
-------------------------------------------------------------------------------------


NETHERLANDS (8.2%)
Aegon                                                  508,927              5,949,244
Corio                                                    8,858                681,869
Fugro                                                    9,606                681,490
ING Groep                                              493,282             16,084,054
Koninklijke (Royal) KPN                                 46,005                800,795
Reed Elsevier                                           48,316                800,241
Royal Dutch Shell Series A                             582,147             20,668,906
Royal Dutch Shell Series B                             322,826             11,336,244
Unilever                                               135,124              3,726,180
                                                                      ---------------
Total                                                                      60,729,023
-------------------------------------------------------------------------------------


NEW ZEALAND (0.2%)
Fletcher Building                                       76,963                358,775
Telecom Corporation of New Zealand                     300,833                835,121
                                                                      ---------------
Total                                                                       1,193,896
-------------------------------------------------------------------------------------


NORWAY (1.8%)
DNB NOR                                                206,000              2,631,766
Norsk Hydro                                            187,450              2,344,295
Orkla                                                  177,600              2,250,437
StatoilHydro                                           104,977              3,401,843
Yara Intl                                               38,660              2,747,482
                                                                      ---------------
Total                                                                      13,375,823
-------------------------------------------------------------------------------------


SINGAPORE (0.8%)
Keppel                                                  45,000                347,553
Neptune Orient Lines                                   305,000                625,615
Singapore Airlines                                     107,000              1,176,731
Singapore Exchange                                      78,000                383,494
SingTel                                              1,200,000              3,123,458
                                                                      ---------------
Total                                                                       5,656,851
-------------------------------------------------------------------------------------


SPAIN (3.0%)
Banco Santander                                        235,384              4,581,762
Repsol YPF                                             122,481              4,103,104
Telefonica                                             517,455             13,425,431
                                                                      ---------------
Total                                                                      22,110,297
-------------------------------------------------------------------------------------


SWEDEN (1.7%)
Electrolux Series B                                     84,700              1,021,049
Investor Cl B                                          173,800              3,782,051
Nordea Bank                                            147,900              2,096,516
SSAB Svenskt Stal Series B                              26,900                648,886
Svenska Cellulosa Series B                             219,320              2,483,002
Svenska Handelsbanken Series A                          56,500              1,430,666
Swedish Match                                           33,400                661,821
TELE2 Series B                                          19,800                345,884
TeliaSonera                                             54,000                411,180
                                                                      ---------------
Total                                                                      12,881,055
-------------------------------------------------------------------------------------


SWITZERLAND (5.8%)
ABB                                                    301,874(b)           7,915,611
Lonza Group                                              9,008              1,305,912
Nestle                                                 254,370             11,160,062
Swisscom                                                 3,310              1,067,380
Syngenta                                                21,881              6,370,452
UBS                                                    280,573              5,386,380
Xstrata                                                104,380              7,486,538
Zurich Financial Services                                9,298              2,444,320
                                                                      ---------------
Total                                                                      43,136,655
-------------------------------------------------------------------------------------


UNITED KINGDOM (18.4%)
3i Group                                                69,198              1,230,037
AMEC                                                   112,947              1,886,093
Aviva                                                  252,158              2,502,238
Barclays                                             2,537,912             17,232,961
BG Group                                               556,824             12,584,000
BHP Billiton                                           356,952             11,813,105
BP                                                     451,600              4,634,854
British American Tobacco                                43,951              1,586,041
British Energy Group                                   418,922              6,011,385
BT Group                                               713,000              2,409,248
Carnival                                                17,077                597,201
Compass Group                                          227,267              1,638,478
GKN                                                    106,852                448,409
HBOS                                                 1,528,962              8,724,901
Invensys                                                89,747(b)             499,757
Kingfisher                                             762,600              1,772,441
Ladbrokes                                              140,925                699,658
Liberty Intl                                            43,056                794,937
Lloyds TSB Group                                       761,090              4,437,907
Old Mutual                                           1,511,329              2,884,177
Persimmon                                               77,606                440,742
Reed Elsevier                                          139,154              1,579,611
Rio Tinto                                              103,929             10,875,458
Royal Bank of Scotland Group                         5,366,073             22,263,532
Stagecoach Group                                        66,181                371,240
Taylor Wimpey                                          425,566                329,107
Tomkins                                                249,133                610,081
Unilever                                               241,053              6,608,795
Vodafone Group                                       3,442,473              9,221,541
Wolseley                                               147,470                990,944
                                                                      ---------------
Total                                                                     137,678,879
-------------------------------------------------------------------------------------


UNITED STATES (5.4%)
iShares MSCI Emerging Markets Index Fund               807,450             34,437,743
Vanguard Emerging Markets ETF                          128,320              5,721,789
                                                                      ---------------
Total                                                                      40,159,532
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $869,234,802)                                                     $735,914,991
-------------------------------------------------------------------------------------



OTHER (0.1%)(c)
ISSUER                                                 SHARES                VALUE(a)
FRANCE
Suez Environnement
 Rights                                                 65,191(b)            $468,737
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                  $468,737
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

MONEY MARKET FUND (0.8%)(d)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.54%              5,936,488(e)          $5,936,488
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $5,936,488)                                                         $5,936,488
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $875,171,290)(f)                                                  $742,320,216
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2008:

                                                                      PERCENT OF
INDUSTRY                                                              NET ASSETS          VALUE
---------------------------------------------------------------------------------------------------
Airlines                                                                  0.4%           $3,106,058
Auto Components                                                           0.6             4,307,945
Automobiles                                                               6.7            49,868,063
Automotive                                                                0.1               678,481
Beverages                                                                 0.1               856,023
Biotechnology                                                             0.6             4,741,725
Building Products                                                         0.1             1,050,522
Capital Markets                                                           1.6            11,823,566
Chemicals                                                                 3.5            26,182,460
Commercial Banks                                                         16.5           123,344,063
Commercial Services & Supplies                                            0.4             2,533,014
Communications Equipment                                                  1.8            13,251,226
Computers & Peripherals                                                   0.3             2,541,991
Construction & Engineering                                                0.2             1,154,696
Construction Materials                                                    0.1               846,238
Consumer Finance                                                          0.1               826,686
Containers & Packaging                                                    0.1               784,152
Diversified Financial Services                                            8.9            66,293,148
Diversified Telecommunication Services                                    6.6            48,935,272
Electric                                                                  0.1               444,832
Electric Utilities                                                        4.7            34,744,718
Electrical Equipment                                                      2.7            19,784,320
Electronic Equipment & Instruments                                        1.2             8,791,379
Energy Equipment & Services                                               0.5             3,831,458
Food & Staples Retailing                                                  0.3             2,573,684
Food Products                                                             3.0            22,029,118
Gas Utilities                                                             0.2             1,342,292
Health Care Equipment & Supplies                                          0.1               779,824
Hotels, Restaurants & Leisure                                             0.4             3,300,474
Household Durables                                                        0.4             2,802,976
Household Products                                                        0.1               560,783
Industrial Conglomerates                                                  0.4             3,208,071
Insurance                                                                 2.4            17,661,204
Leisure Equipment & Products                                              0.2             1,274,886
Life Sciences Tools & Services                                            0.2             1,305,912
Machinery                                                                 0.7             5,232,275
Marine                                                                    1.0             7,164,761
Media                                                                     0.3             2,379,852
Metals & Mining                                                           9.6            72,094,871
Multiline Retail                                                          0.1               502,128
Multi-Utilities                                                           1.4            10,261,162
Oil, Gas & Consumable Fuels                                              11.7            88,054,812
Paper & Forest Products                                                   0.8             5,955,008
Pharmaceuticals                                                           0.9             7,057,655
Real Estate Investment Trusts (REITs)                                     1.2             9,251,036
Real Estate Management & Development                                      1.2             8,641,409
Road & Rail                                                               0.3             2,150,870
Semiconductors & Semiconductor Equipment                                  0.1               869,229
Software                                                                  0.8             5,968,063
Specialty Retail                                                          0.3             2,150,197
Tobacco                                                                   0.3             2,247,862


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

                                                                      PERCENT OF
INDUSTRY                                                              NET ASSETS          VALUE
---------------------------------------------------------------------------------------------------
Trading Companies & Distributors                                          1.1%           $7,847,365
Transportation Infrastructure                                             0.2             1,772,372
Wireless Telecommunication Services                                       1.2             9,221,541
Other(1)                                                                  0.8             5,936,488
---------------------------------------------------------------------------------------------------
Total                                                                                  $742,320,216
---------------------------------------------------------------------------------------------------



(1)  Cash & Cash Equivalents.
NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2008.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                              CONTRACTS
---------------------------------------------------------------------------------------
PURCHASE CONTRACTS
Dow Jones Euro STOXX 50, Sept. 2008                                               38
Financial Times Stock Exchange 100 Index, Sept. 2008                               9
Nikkei 225, Sept. 2008                                                            13


(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2008.

(f) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $875,171,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $17,054,000
Unrealized depreciation                                                     (149,905,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(132,851,000)
----------------------------------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
4 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        THREADNEEDLE EUROPEAN EQUITY FUND

                                AT JULY 31, 2008



JULY 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.5%)(c)
ISSUER                                                 SHARES                VALUE(a)
BELGIUM (1.0%)
Colruyt                                                  4,041             $1,125,791
-------------------------------------------------------------------------------------


FRANCE (15.7%)
ALSTOM                                                  13,630              1,525,564
AXA                                                     77,180              2,268,218
BNP Paribas                                             17,305              1,705,802
Carrefour                                               27,543              1,406,608
GDF Suez                                                40,362              2,525,744
Pernod Ricard                                           23,392              2,035,489
Societe Generale                                        19,714              1,824,140
SUEZ                                                        12                    718
Total                                                   53,564              4,100,949
                                                                      ---------------
Total                                                                      17,393,232
-------------------------------------------------------------------------------------


GERMANY (13.0%)
Allianz                                                 12,643              2,150,494
Bayer                                                   28,897              2,483,963
E.ON                                                    14,457              2,761,787
Fresenius Medical Care & Co                             42,123              2,328,039
Linde                                                    9,515              1,321,772
Rhon-Klinikum                                           57,679              1,874,810
Siemens                                                 11,851              1,440,436
                                                                      ---------------
Total                                                                      14,361,301
-------------------------------------------------------------------------------------


ITALY (1.1%)
Saipem                                                  32,071              1,239,821
-------------------------------------------------------------------------------------


NETHERLANDS (4.6%)
Koninklijke (Royal) KPN                                135,675              2,361,654
Royal Dutch Shell Series A                              76,357              2,707,533
                                                                      ---------------
Total                                                                       5,069,187
-------------------------------------------------------------------------------------


PORTUGAL (2.6%)
Jeronimo Martins                                       353,190              2,868,929
-------------------------------------------------------------------------------------


SPAIN (1.9%)
Banco Bilbao Vizcaya Argentaria                        115,138              2,115,707
-------------------------------------------------------------------------------------


SWEDEN (1.0%)
Atlas Copco Series B                                    77,800              1,092,817
-------------------------------------------------------------------------------------


SWITZERLAND (17.5%)
Credit Suisse Group                                     47,462              2,370,708
Lonza Group                                              9,710              1,407,683
Nestle                                                  79,866              3,503,988
Novartis                                                49,752              2,954,125
Roche Holding                                           27,640              5,107,793
Sika                                                       672                868,152
Syngenta                                                 6,106              1,777,706
Xstrata                                                 19,341              1,387,211
                                                                      ---------------
Total                                                                      19,377,366
-------------------------------------------------------------------------------------


UNITED KINGDOM (40.1%)
Anglo American                                          15,761                900,981
AstraZeneca                                             35,494              1,725,078
BAE Systems                                            191,978              1,703,489
BG Group                                               192,637              4,353,520
British American Tobacco                                86,341              3,115,752
Capita Group                                           140,797              1,910,397
Diageo                                                  54,816                954,897
Home Retail Group                                      198,830                850,296
HSBC Holdings                                          212,773              3,518,722
Prudential                                             358,174              3,835,528
Reckitt Benckiser Group                                 20,832              1,135,733
Rio Tinto                                               31,755              3,322,943
RSA Insurance Group                                    920,749              2,390,449
Serco Group                                            127,549              1,033,130
Shire                                                   68,610              1,137,013
Standard Chartered                                      99,091              3,016,861
Tesco                                                  485,330              3,447,266
Tullow Oil                                             114,640              1,779,239
Vodafone Group                                       1,136,962              3,045,642
Wm Morrison Supermarkets                               274,786              1,401,696
                                                                      ---------------
Total                                                                      44,578,632
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $109,357,032)                                                     $109,222,783
-------------------------------------------------------------------------------------



OTHER (0.3%)(c)
ISSUER                                                 SHARES                VALUE(a)
FRANCE
Suez Environnement Rights                               42,296(b)            $304,117
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                  $304,117
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.54%              1,960,667(d)          $1,960,667
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,960,667)                                                         $1,960,667
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $111,317,699)(e)                                                  $111,487,567
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2008:

                                                                    PERCENTAGE OF
INDUSTRY                                                              NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Aerospace & Defense                                                       1.5%            $1,703,489
Beverages                                                                 2.7              2,990,386
Capital Markets                                                           2.1              2,370,708
Chemicals                                                                 3.6              3,967,630
Commercial Banks                                                         11.0             12,181,232
Commercial Services & Supplies                                            3.0              3,247,644
Diversified Telecommunication Services                                    2.1              2,361,654


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  THREADNEEDLE EUROPEAN EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31,
2008

                                                                    PERCENTAGE OF
INDUSTRY                                                              NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Electric Utilities                                                        2.5%            $2,761,787
Electrical Equipment                                                      1.4              1,525,564
Energy Equipment & Services                                               1.1              1,239,821
Food & Staples Retailing                                                  9.2             10,250,290
Food Products                                                             3.2              3,503,988
Health Care Providers & Services                                          3.8              4,202,849
Household Products                                                        1.0              1,135,733
Industrial Conglomerates                                                  1.3              1,440,436
Insurance                                                                 9.6             10,644,689
Internet & Catalog Retail                                                 0.8                850,296
Life Sciences Tools & Services                                            1.3              1,407,683
Machinery                                                                 1.0              1,092,817
Metals & Mining                                                           5.1              5,611,135
Multi-Utilities                                                           2.3              2,526,462
Oil, Gas & Consumable Fuels                                              11.7             12,941,241
Pharmaceuticals                                                          12.0             13,407,972
Tobacco                                                                   2.8              3,115,752
Wireless Telecommunication Services                                       2.7              3,045,642
Other(1)                                                                  1.8              1,960,667
----------------------------------------------------------------------------------------------------
Total                                                                                   $111,487,567
----------------------------------------------------------------------------------------------------



(1)  Cash & Cash Equivalents.
NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2008.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2008.

(e) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $111,318,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $8,069,000
Unrealized depreciation                                                      (7,899,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                    $170,000
---------------------------------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
2  THREADNEEDLE EUROPEAN EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JULY 30,
2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                   THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND

                                AT JULY 31, 2008



JULY 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.2%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (4.8%)
BHP Billiton                                            168,816            $6,298,836
Boart Longyear Group                                  1,359,928             2,597,404
CSL                                                     103,192             3,336,207
Macquarie Group                                          53,304(e)          2,542,737
Newcrest Mining                                         125,212             3,463,664
QBE Insurance Group                                     163,377             3,448,504
Rio Tinto                                                39,165             4,584,039
                                                                      ---------------
Total                                                                      26,271,391
-------------------------------------------------------------------------------------


BELGIUM (0.6%)
Colruyt                                                  12,764             3,555,950
-------------------------------------------------------------------------------------


BRAZIL (1.3%)
Cyrela Brazil Realty                                    239,100             3,422,262
Petroleo Brasileiro ADR                                  62,283             3,482,243
                                                                      ---------------
Total                                                                       6,904,505
-------------------------------------------------------------------------------------


CANADA (2.0%)
Canadian Pacific Railway                                 52,000             3,266,191
ShawCor Cl A                                             80,000             2,589,821
Suncor Energy                                           100,000             5,437,140
                                                                      ---------------
Total                                                                      11,293,152
-------------------------------------------------------------------------------------


CHINA (0.9%)
China Merchants Bank Series H                         1,420,000             5,117,357
-------------------------------------------------------------------------------------


DENMARK (0.7%)
AP Moller -- Maersk Series B                                354             4,116,215
-------------------------------------------------------------------------------------


FRANCE (10.8%)
ALSTOM                                                   45,568             5,100,286
AXA                                                     177,921             5,228,861
BNP Paribas                                              78,660             7,753,736
Essilor Intl                                            110,230             5,443,028
GDF Suez                                                111,741             6,992,448
Pernod Ricard                                            71,952             6,261,008
Societe Generale                                         61,938             5,731,134
Total                                                   176,568            13,518,339
Veolia Environnement                                     77,152             4,093,958
                                                                      ---------------
Total                                                                      60,122,798
-------------------------------------------------------------------------------------


GERMANY (6.8%)
Allianz                                                  38,487             6,546,394
Bayer                                                    72,056             6,193,876
E.ON                                                     59,493            11,365,222
Fresenius Medical Care & Co                             118,544             6,551,649
Linde                                                    30,484             4,234,672
Wincor Nixdorf                                           31,848             2,372,871
                                                                      ---------------
Total                                                                      37,264,684
-------------------------------------------------------------------------------------


GREECE (1.6%)
EFG Eurobank Ergasias                                   159,598             3,959,066
Piraeus Bank                                            156,511             4,673,618
                                                                      ---------------
Total                                                                       8,632,684
-------------------------------------------------------------------------------------


HONG KONG (4.0%)
China Mobile                                            383,500             5,123,889
China Overseas Land & Investment                      2,728,000             4,831,814
Esprit Holdings                                         390,000             4,149,993
Hong Kong Exchanges and Clearing                        277,500             4,086,318
Li & Fung                                             1,093,600             3,694,413
                                                                      ---------------
Total                                                                      21,886,427
-------------------------------------------------------------------------------------


IRELAND (0.4%)
CRH                                                      82,751             2,190,500
-------------------------------------------------------------------------------------


ISRAEL (0.9%)
Israel Chemicals                                        104,203             1,941,641
Teva Pharmaceutical Inds ADR                             62,970             2,823,575
                                                                      ---------------
Total                                                                       4,765,216
-------------------------------------------------------------------------------------


ITALY (0.8%)
Saipem                                                  107,872             4,170,183
-------------------------------------------------------------------------------------


JAPAN (17.4%)
Aisin Seiki                                              29,700               775,585
AMADA                                                   205,000             1,400,287
Asahi Breweries                                          82,300             1,548,293
Bridgestone                                              23,500               383,492
Canon                                                    49,800             2,276,226
Central Japan Railway                                       142             1,444,361
Chubu Electric Power                                     38,900               934,350
Daiichi Sankyo                                           51,900             1,549,621
Daito Trust Construction                                 21,200               966,771
Daiwa Securities Group                                  167,000             1,447,684
DENSO                                                    20,300               527,404
Dowa Holdings                                           156,000             1,041,918
eAccess                                                   1,053(e)            546,749
East Japan Railway                                          350             2,738,006
Fukuoka Financial Group                                 111,000               463,824
GOLDCREST                                                23,680               398,845
Hitachi                                                 233,000             1,679,694
Honda Motor                                              61,800             1,972,951
Hoya                                                     59,100             1,218,785
INPEX Holdings                                              114             1,153,147
Japan Tobacco                                               175               815,740
JFE Holdings                                             37,200             1,808,120
Kansai Electric Power                                    30,900               720,547
Kansai Paint                                            147,000             1,022,020
KDDI                                                        260             1,489,494
Keihin                                                   12,400               190,172
Keyence                                                     600               131,069
Kirin Holdings                                           30,000               458,389
Kobe Steel                                              249,000               704,483
Komatsu                                                  44,700             1,110,142
Matsushita Electric Industrial                           48,000             1,012,078
Mitsubishi Electric                                      89,000               877,190
Mitsubishi Estate                                        30,000               722,561
Mitsubishi Logistics                                    155,000             1,867,141
Mitsubishi UFJ Financial Group                          449,100             3,965,858
Mitsui & Co                                             151,000             3,098,093
Mitsui Fudosan                                           81,000             1,832,638
Mizuho Financial Group                                      532             2,547,446
Murata Mfg                                               16,700               693,335
NGK Spark Plug                                           76,000               855,122
Nintendo                                                  4,400             2,134,917
Nippon Telegraph & Telephone                                112               569,054
Nissan Motor                                             88,200               679,019
Nomura Holdings                                          86,100             1,242,590
NTT DoCoMo                                                1,310             2,127,906
Ono Pharmaceutical                                       30,500             1,680,280
ORIX                                                      3,540               535,978
Pacific Golf Group Intl Holdings                            820               817,984
Ricoh                                                    50,000               811,990
SECOM                                                    15,400               709,349
Sekisui Chemical                                        222,000             1,410,279
Sekisui House                                            86,000               807,689
Seven & I Holdings                                       38,800             1,186,639
Sharp                                                    88,000             1,222,536
Shin-Etsu Chemical                                       41,200             2,520,831
Sony                                                     40,500             1,531,585
Sony Financial Holdings                                     357             1,344,329


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)
Sumitomo                                                 94,200            $1,271,606
Sumitomo Chemical                                       138,000               910,815
Sumitomo Heavy Inds                                      98,000               613,225
Sumitomo Metal Inds                                     286,000             1,375,948
Sumitomo Mitsui Financial Group                             384             2,979,481
Sundrug                                                  22,800               528,638
T&D Holdings                                             32,150             2,028,657
Takeda Pharmaceutical                                    51,900             2,755,719
Tokio Marine Holdings                                    26,500               994,310
Tokyo Electron                                           10,000               560,502
Tokyo Gas                                               615,000             2,477,247
Toshiba                                                  68,000               441,519
Toyota Motor                                            124,700             5,375,757
Trend Micro                                              22,000               765,398
Yamada Denki                                             23,760             1,610,221
                                                                      ---------------
Total                                                                      96,411,629
-------------------------------------------------------------------------------------


MALAYSIA (0.2%)
IOI                                                     513,500               902,113
-------------------------------------------------------------------------------------


MEXICO (0.4%)
America Movil ADR Series L                               43,531             2,197,880
-------------------------------------------------------------------------------------


NETHERLANDS (2.3%)
Koninklijke (Royal) KPN                                 424,549             7,389,997
Royal Dutch Shell Series A                              146,948             5,210,610
                                                                      ---------------
Total                                                                      12,600,607
-------------------------------------------------------------------------------------


PORTUGAL (1.5%)
Jeronimo Martins                                      1,016,880             8,260,021
-------------------------------------------------------------------------------------


RUSSIA (1.2%)
Gazprom ADR                                              73,793             3,519,926
Mechel ADR                                               58,272             1,236,532
Rosneft Oil GDR                                         162,738(d)          1,725,023
                                                                      ---------------
Total                                                                       6,481,481
-------------------------------------------------------------------------------------


SINGAPORE (1.5%)
City Developments                                       303,400             2,520,882
DBS Group Holdings                                      195,000             2,713,116
Keppel                                                  412,000             3,182,040
                                                                      ---------------
Total                                                                       8,416,038
-------------------------------------------------------------------------------------


SOUTH AFRICA (0.7%)
First Uranium                                           200,000(b)          1,074,534
MTN Group                                               147,779             2,530,969
                                                                      ---------------
Total                                                                       3,605,503
-------------------------------------------------------------------------------------


SOUTH KOREA (0.5%)
Shinhan Financial Group                                  56,400             2,628,954
-------------------------------------------------------------------------------------


SPAIN (1.4%)
Telefonica                                              291,723             7,568,787
-------------------------------------------------------------------------------------


SWITZERLAND (11.9%)
Credit Suisse Group                                     104,407             5,215,089
Lonza Group                                              41,497             6,015,923
Nestle                                                  327,461            14,366,809
Novartis                                                157,287             9,339,232
Roche Holding                                            92,047            17,010,019
Syngenta                                                 24,476             7,125,962
Xstrata                                                  95,569             6,854,579
                                                                      ---------------
Total                                                                      65,927,613
-------------------------------------------------------------------------------------


TAIWAN (0.3%)
Hon Hai Precision Industry                              336,000             1,624,012
-------------------------------------------------------------------------------------


UNITED KINGDOM (23.2%)
BAE Systems                                             561,242             4,980,100
BG Group                                                610,622            13,799,814
British American Tobacco                                219,051             7,904,804
Capita Group                                            341,999             4,640,395
HSBC Holdings                                           439,374             7,266,123
Imperial Tobacco Group                                  140,358             5,241,836
Lloyds TSB Group                                        656,473             3,827,886
Prudential                                              980,773            10,502,669
Rio Tinto                                                72,991             7,638,008
RSA Insurance Group                                   2,738,519             7,109,744
Serco Group                                             580,612             4,702,882
Shire                                                   211,269             3,501,176
Standard Chartered                                      234,281             7,132,771
Tesco                                                 1,869,577            13,279,478
Tullow Oil                                              414,519             6,433,431
Vodafone Group                                        5,680,855            15,217,618
Wm Morrison Supermarkets                              1,064,595             5,430,548
                                                                      ---------------
Total                                                                     128,609,283
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $525,991,781)                                                     $541,524,983
-------------------------------------------------------------------------------------



OTHER (0.2%)(c)
ISSUER                                                 SHARES                VALUE(a)
FRANCE
Suez Environnement Rights                               117,062(b)           $841,701
-------------------------------------------------------------------------------------


HONG KONG
China Overseas Land & Investment Warrants               376,000(b)             74,706
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                  $916,407
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.9%)(f)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.54%              10,200,740(g)        $10,200,740
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $10,200,740)                                                       $10,200,740
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $536,192,521)(h)                                                  $552,642,130
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2008:

                                                                    PERCENTAGE OF
INDUSTRY                                                              NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Aerospace & Defense                                                       0.9%            $4,980,100
Auto Components                                                           0.5              2,731,775
Automobiles                                                               1.5              8,027,727
Beverages                                                                 1.5              8,267,690
Biotechnology                                                             0.6              3,336,207
Capital Markets                                                           1.9             10,448,100
Chemicals                                                                 3.2             17,755,941
Commercial Banks                                                         11.1             60,760,370
Commercial Services & Supplies                                            2.0             10,894,327
Computers & Peripherals                                                   0.5              2,814,390
Construction & Engineering                                                0.5              2,597,404
Construction Materials                                                    0.4              2,190,500
Consumer Finance                                                          0.1                535,978
Distributors                                                              0.7              3,694,413
Diversified Financial Services                                            0.7              4,086,318
Diversified Telecommunication Services                                    2.8             15,527,838
Electric Utilities                                                        2.4             13,020,119
Electrical Equipment                                                      1.1              5,977,476
Electronic Equipment & Instruments                                        1.0              5,346,895


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

                                                                    PERCENTAGE OF
INDUSTRY                                                              NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Energy Equipment & Services                                               1.2%            $6,760,004
Food & Staples Retailing                                                  5.8             32,241,274
Food Products                                                             2.8             15,268,922
Gas Utilities                                                             0.4              2,477,247
Health Care Equipment & Supplies                                          1.0              5,443,028
Health Care Providers & Services                                          1.2              6,551,649
Hotels, Restaurants & Leisure                                             0.1                817,984
Household Durables                                                        1.8              9,805,274
Industrial Conglomerates                                                  0.6              3,182,040
Insurance                                                                 6.7             37,203,468
Internet Software & Services                                              0.1                546,749
Life Sciences Tools & Services                                            1.1              6,015,923
Machinery                                                                 0.6              3,123,654
Marine                                                                    0.7              4,116,215
Metals & Mining                                                           6.5             36,080,661
Multi-Utilities                                                           2.0             11,086,406
Office Electronics                                                        0.6              3,088,216
Oil, Gas & Consumable Fuels                                               9.8             54,279,673
Pharmaceuticals                                                           8.1             44,853,498
Real Estate Management & Development                                      2.0             10,949,372
Road & Rail                                                               1.4              7,448,558
Semiconductors & Semiconductor Equipment                                  0.1                560,502
Software                                                                  0.5              2,900,315
Specialty Retail                                                          1.0              5,760,214
Tobacco                                                                   2.5             13,962,380
Trading Companies & Distributors                                          0.8              4,369,699
Transportation Infrastructure                                             0.3              1,867,141
Wireless Telecommunication Services                                       5.2             28,687,756
Other(1)                                                                  1.9             10,200,740
----------------------------------------------------------------------------------------------------
Total                                                                                   $552,642,130
----------------------------------------------------------------------------------------------------



(1)  Cash & Cash Equivalents.
NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2008.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the value of these securities amounted to $1,725,023 or 0.3% of net assets.

(e)  At July 31, 2008, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.5% of net assets. The Fund's cash equivalent position is 1.4% of net assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2008.

(h) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $536,193,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $65,177,000
Unrealized depreciation                                                     (48,728,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $16,449,000
---------------------------------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
3 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- PORTFOLIO OF INVESTMENTS AT JULY 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource International Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date September 29, 2008


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date September 29, 2008